MERGER-RELATED AND RESTRUCTURING COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Merger Related And Restructuring Costs Details [Abstract]
Merger-related and restructuring costs	$ 119	$ 115	$ 70
Merger-Related Costs
Accrued merger-related costs, balance at beginning of period	14	0
Costs incurred	13	54	10
Cash paid	(21)	(40)	(10)
Accrued merger-related costs, balance at end of period	6	14	0	6
Remaining liability, current portion	5			5
Restructuring Costs
Restructuring reserve, balance at beginning of period	27	33	22
Costs incurred	106	61	60	360
Cash paid	(90)	(67)	(49)	(317)
Restructuring reserve, balance at end of period	43	27	33	43
Remaining liability, current portion	40			40
Employee Termination Costs [Member]
Restructuring Costs
Restructuring reserve, balance at beginning of period	24	29	14
Costs incurred	88	46	44
Cash paid	(73)	(51)	(29)
Restructuring reserve, balance at end of period	39	24	29	39
Other Exit Costs [Member]
Restructuring Costs
Restructuring reserve, balance at beginning of period	3	4	8
Costs incurred	18	15	16
Cash paid	(17)	(16)	(20)
Restructuring reserve, balance at end of period	4	3	4	4
Employee Termination Costs [Member]
Merger-Related Costs
Accrued merger-related costs, balance at beginning of period	7	0
Costs incurred	0	22	0
Cash paid	(4)	(15)	0
Accrued merger-related costs, balance at end of period	3	7	0	3
Other Costs [Member]
Merger-Related Costs
Accrued merger-related costs, balance at beginning of period	7	0
Costs incurred	13	32	10
Cash paid	(17)	(25)	(10)
Accrued merger-related costs, balance at end of period	$ 3	$ 7	$ 0	$ 3